SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Property and Equipment Useful Lives
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets as follows:

Years

Buildings	50
Computers, software and electronic equipment	2 - 10
Office furniture and equipment	3 - 15
Vehicles	3 - 7

Schedule of Intangible Assets Estimated Useful Life
The assets are amortized over their estimated useful lives using the straight-line method over an estimated period during which benefits are expected to be received, in accordance with ASC 350, "Intangible - Goodwill and Other" ("ASC 350") as follows:

Years

Technology	7.9
Customer relationships	6.8
Marketing rights and patents	12.1

Schedule of Accumulated Other Comprehensive Income, Net
The following tables shows the components of accumulated other comprehensive income (loss), as of December 31, 2019 and 2018:

	December 31, 2019
	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	$(5,062)	$(318)	$(5,380)

Other comprehensive income before reclassifications	14	653	667
Amounts reclassified from accumulated other comprehensive loss	-	(335)	(335)

Net current-period other comprehensive income	14	318	332

Ending balance	$(5,048)	$-	$(5,048)

	December 31, 2018
	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	$(3,217)	$171	$(3,046)

Other comprehensive loss before reclassifications	(1,845)	(1,548)	(3,393)
Amounts reclassified from accumulated other comprehensive income	-	1,059	1,059

Net current-period other comprehensive loss	(1,845)	(489)	(2,334)

Ending balance	$(5,062)	$(318)	$(5,380)

Schedule of Cumulative Effects of Applying New Accounting Pronouncement ASU 2014-09
The cumulative effect of the changes made to the consolidated balance sheet as of January 1, 2018 for the adoption of Topic 606-10 was as follows:

	December 31, 2017	Impact of adoption	January 1, 2018
Condensed consolidated balance sheet:

Other current assets	$19,415	$2,004	$21,419
Accrued expenses	$75,270	$483	$75,753
Accumulated deficit	$(702,959)	$1,521	$(701,438)